REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling interest (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of year		$ 0
Class A Interests issued		1,033
Redeemable non-controlling interest		(10)	$ 0
Class A Interests transferred to Current liabilities	$ (630)
Balance at end of year	$ 393	$ 393	$ 0